Subsequent Event	6 Months Ended
Jun. 30, 2021
Subsequent Event
Subsequent Event

NOTE 8 – Subsequent Events

In July 2021, the Company sold to certain accredited and institutional investors, led by existing investors of the Company, including Dr. Ray Prudo, the Company’s Chairman, an aggregate 7,947,540 American Depositary Shares (the “ADSs”) in a private placement at $1.55 per ADS, resulting in gross proceeds of approximately $12.3 million. The Company paid an aggregate of approximately $933,000 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase an aggregate of 398,384 ADSs. The warrants are immediately exercisable and will expire five years from issuance at an exercise price of $2.32 per ADS, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants.

In August 2021, the Company received a 2020 research and development tax credit in the amount of approximately $3.0 million in cash.